Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 41,271	€ 8,304
Government financing for research expenditures	4,319	6,368
Lumoxiti Sales	0	0
Revenue and other income	45,589	14,671
Research and development expenses	(24,956)	(21,208)
General and administrative expenses	(12,140)	(12,643)
Operating expenses	(37,096)	(33,851)
Operating income (loss)	8,494	(19,179)
Financial income	4,048	3,490
Financial expenses	(6,166)	(1,781)
Net financial income (loss)	(2,118)	1,709
Net income (loss) before tax	6,376	(17,470)
Income tax expense	0	0
Net income (loss) from continuing operations	6,376	(17,470)
Net income (loss) from discontinued operations	(73)	(6,249)
Net income (loss)	€ 6,303	€ (23,719)
Weighted average number of shares, basic (in shares)	79,753,657	78,997,954
Weighted average number of shares, diluted (in shares)	79,753,657	78,997,954
Net income (loss) per share :
Basic income (loss) per share (in EUR per share)	€ 0.08	€ (0.30)
Diluted income (loss) per share (in EUR per share)	0.08	(0.30)
Basic income (loss) per share from continuing operations (in EUR per share)	0.08	(0.22)
Diluted income (loss) per share from continuing operations (in EUR per share)	0.08	(0.22)
Basic income (loss) per share from discontinued operations (in EUR per share)	0	(0.08)
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ 0	€ (0.08)

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.